Other Income	12 Months Ended
Dec. 31, 2020
Other Income [Abstract]
Disclosure of other operating income [text block]

01 – Other income (loss)

in € m.	2020	2019	2018
Other income (loss):
Net gains (losses) on disposal of loans	(13)	3	(4)
Insurance premiums	3	3	3
Net income (loss) from hedge relationships qualifying for hedge accounting	(214)	(635)	(497)
Remaining other income (loss)[1]	161	(40)	712
Total other income (loss)	(61)	(668)	215

[1]Includes net gains (losses) of € (59) million, € 4 million and € 141 million for the years ended December 31, 2020, 2019 and 2018, respectively, that are related to non-current assets and disposal groups held for sale.